SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Information Relating to Property, Plant and Equipment

Category	Estimated useful life	Estimated residual value
Buildings	38 years	—
Medical equipment*	5-20 years	—
Electronic and office equipment	3-5 years	—
Motor vehicles	5 years	—
Leasehold improvement and building improvement	shorter of lease term or 5 years	—

*
The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5-20 years.

Schedule of estimated useful life for the intangible assets
Estimated useful life
Customer relationship	5-16 years
Operating leases	9-16 years
Medical insurance coverage	10 years
Radiotherapy permits	7 years
Software	3-5 year